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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-58429

Federated Investment Series Funds, Inc.

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

John W. McGonigle, Esquire

Federated Investors, Inc.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of reporting period: 7/1/2012 through 6/30/2013

Item 1. Proxy Voting Record.

Federated Investment Series Funds, Inc.

Fund Name: Federated Bond Fund

IssuerName	MeetingDate	MeetingType	Ticker	SecurityID	Symbol Type	ProposalText	Proponent	Mgmt Reco	VoteCast	For/Against Mgt	Logical Ballot Status
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Daniel F. Akerson	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect David Bonderman	Mgmt	For	Against	Against	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Erroll B. Davis, Jr.	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Stephen J. Girsky	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect E. Neville Isdell	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Robert D. Krebs	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Kathryn V. Marinello	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Michael G. Mullen	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect James J. Mulva	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Patricia F. Russo	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Thomas M. Schoewe	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Theodore M. Solso	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Carol M. Stephenson	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Elect Cynthia A. Telles	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Ratification of Auditor	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	For	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Shareholder Proposal Regarding Independent Board Chairman	ShrHoldr	Against	For	Against	Voted
General Motors Company	6/6/2013	Annual	GM	37045V100	CUSIP	Shareholder Proposal Regarding Retention of Shares Until Retirement	ShrHoldr	Against	Against	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Elect Kirbyjon H. Caldwell	Mgmt	For	For	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Elect David W. Crane	Mgmt	For	For	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Elect Kathleen A. McGinty	Mgmt	For	For	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Elect Evan J. Silverstein	Mgmt	For	For	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Elect Thomas H. Weidemeyer	Mgmt	For	For	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Advisory Vote on Executive Compensation	Mgmt	For	For	For	Voted
NRG Energy, Inc.	4/25/2013	Annual	NRG	629377508	CUSIP	Ratification of Auditor	Mgmt	For	For	For	Voted
NRG Energy, Inc.	11/9/2012	Special	NRG	629377508	CUSIP	Merger/Acquisition	Mgmt	For	For	For	Voted
NRG Energy, Inc.	11/9/2012	Special	NRG	629377508	CUSIP	Change in Board Size	Mgmt	For	For	For	Voted
NRG Energy, Inc.	11/9/2012	Special	NRG	629377508	CUSIP	Right to Adjourn Meeting	Mgmt	For	For	For	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Investment Series Funds, Inc.

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 20, 2013